Filed Pursuant to Rule 497(e)

Registration No. 033-52742

SunAmerica Series Trust

SA AB Growth Portfolio

SA AB Small & Mid Cap Value Portfolio

SA Fidelity Institutional AM® International Growth Portfolio

SA Fidelity Institutional AM® Real Estate Portfolio

SA Franklin BW U.S. Large Cap Value Portfolio

SA Franklin Small Company Value Portfolio

SA Franklin Systematic U.S. Large Cap Core Portfolio

SA Franklin Systematic U.S. Large Cap Value Portfolio

SA Invesco Growth Opportunities Portfolio

SA Janus Focused Growth Portfolio

SA JPMorgan Emerging Markets Portfolio

SA JPMorgan Equity-Income Portfolio

SA JPMorgan Mid-Cap Growth Portfolio

SA JPMorgan Ultra-Short Bond Portfolio

SA MFS Blue Chip Growth Portfolio

SA PIMCO RAE International Value Portfolio

SA PineBridge High-Yield Bond Portfolio

SA Putnam International Growth and Income Portfolio

SA T. Rowe Price Asset Allocation Growth Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated April 24, 2025, to the Portfolios’ Prospectus, dated May 1, 2024, as amended and/or supplemented to date

Effective immediately, the proposed changes to the Portfolios’ Prospectus set forth in the Supplement dated December 17, 2024 are deleted in their entirety and restated as set out below. Each of the following changes will take effect on or about April 28, 2025.

SA T. Rowe Price Asset Allocation Growth Portfolio

SA T. Rowe Price Asset Allocation Growth Portfolio’s name will change to SA T. Rowe Price Allocation Moderately Aggressive Portfolio.

SA MFS Blue Chip Growth Portfolio

SA MFS Blue Chip Growth Portfolio’s name will change to SA MFS Large Cap Growth Portfolio.

The second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA MFS Blue Chip Growth Portfolio” is deleted in its entirely and replaced with the following:

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in securities of large capitalization companies. For purposes of such policy, the Portfolio will consider large capitalization companies to be those with market capitalizations similar to companies in the Russell 1000® Index.

The third paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA MFS Blue Chip Growth Portfolio” is deleted in its entirety.

SA Putnam International Growth and Income Portfolio

SA Putnam International Growth and Income Portfolio’s name will change to SA Putnam International Value Portfolio.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ST3179IN3.10 (4/25)